Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 237	€ 183
Accrued expenses	151	147
At December 31	€ 388	€ 329